Debt (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Jan. 23, 2025	Jan. 02, 2025	Dec. 31, 2024	Nov. 27, 2024	Nov. 01, 2024	Oct. 13, 2024	Oct. 12, 2024	Sep. 29, 2024	Sep. 24, 2024	Sep. 14, 2024	Aug. 31, 2024	Aug. 01, 2024	Jul. 31, 2024	Jul. 01, 2024	Jun. 01, 2024	May 31, 2024	Apr. 01, 2024	Mar. 06, 2024	Feb. 26, 2024	Dec. 19, 2023	Nov. 30, 2023	Sep. 10, 2023	Jul. 31, 2023	May 18, 2019	Sep. 15, 2018
Debt
Short-term debt, related parties	$ 1,442,500	$ 1,442,500			$ 19,973,000
Related party
Debt
Short-term debt, related parties	1,442,500	1,442,500			19,973,000
Feelux Bonds | Related party
Debt
Short-term debt, related parties	0	0			10,000,000																						$ 10,000,000
Car-Tcellkor Loan | Related party
Debt
Short-term debt, related parties	0	0			800,000																					$ 800,000
Ewon Loan | Related party
Debt
Short-term debt, related parties	0	0			2,000,000
Valetudo Loan | Related party
Debt
Short-term debt, related parties					700,000
Valetudo June 2023 Loans | Related party
Debt
Short-term debt, related parties	200,000	200,000			500,000
Valetudo July 2023 Loan | Related party
Debt
Short-term debt, related parties	250,000	250,000			250,000																				$ 250,000
Valetudo August 2023 Loans | Related party
Debt
Short-term debt, related parties					400,000
Ewon September 2023 Loan | Related party
Debt
Short-term debt, related parties					200,000																			$ 200,000
Valetudo November 2023 Loan | Related party
Debt
Short-term debt, related parties					200,000																		$ 200,000
Ewon December 2023 Loan | Related party
Debt
Short-term debt, related parties					1,000,000																	$ 1,000,000
Valetudo January 2024 Loans | Related party
Debt
Short-term debt, related parties					750,000
Prophase February 2024 Loan | Related party
Debt
Short-term debt, related parties	31,500	31,500			200,000																$ 200,000
Prophase March 2024 Loan | Related party
Debt
Short-term debt, related parties	250,000	250,000			250,000															$ 250,000
Prophase April 2024 Loan | Related party
Debt
Short-term debt, related parties					250,000														$ 250,000
Prophase May 2024 Loans | Related party
Debt
Short-term debt, related parties	240,000	240,000			790,000											$ 520,000	$ 270,000	$ 790,000
Prophase July 2024 Loans | Related party
Debt
Short-term debt, related parties	83,000	83,000			83,000					$ 50,000	$ 3,000	$ 30,000			$ 83,000
Prophase August 2024 Loans | Related party
Debt
Short-term debt, related parties	50,000	50,000			50,000			$ 20,000	$ 30,000				$ 50,000
Hana August 2024 Loans | Related party
Debt
Short-term debt, related parties	50,000	50,000			850,000									$ 850,000
Amantes November 2024 Loans | Related party
Debt
Short-term debt, related parties	150,000	150,000			$ 700,000	$ 300,000	$ 400,000
Amantes January 2025 Loans | Related party
Debt
Short-term debt, related parties	50,000	50,000	$ 300,000	$ 300,000
Prophase February 2025 Loan | Related party
Debt
Short-term debt, related parties	81,000	81,000
Prophase March 2025 Loan | Related party
Debt
Short-term debt, related parties	$ 7,000	$ 7,000